Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	FANHUA INC.
Entity Central Index Key	0001413855
Amendment Flag	false
Trading Symbol	FANH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2018
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	1,273,475,604